Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	38-0837640
Plan number	002
Shares of Company common stock owned by the Plan (in shares)	1,970,330
Participant loans	$ 12,244,429
Assets held at end of year	$ 1,553,227,429
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (in percent)	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate on participant loans (in percent)	10.50%
MillerKnoll, Inc. common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares of Company common stock owned by the Plan (in shares)	1,970,330	1,827,337
Current Value	$ 36,017,630
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	215,140,970
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,289,824,400
Investment, Identifier [Axis]: Collective Trust Funds | Columbia | Trust Dividend Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	71,990,444
Investment, Identifier [Axis]: Collective Trust Funds | Great Gray Trust | EuroPacific Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	43,208,829
Investment, Identifier [Axis]: Collective Trust Funds | Harbor Funds | Harbor Capital Appreciation Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	186,697,194
Investment, Identifier [Axis]: Collective Trust Funds | MFS | Mid Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,703,173
Investment, Identifier [Axis]: Collective Trust Funds | MFS | Mid Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	993,536
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Global Investments | Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	39,509,822
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Global Investments | Ex-US Investable Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,916,306
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Global Investments | Russell 2000 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,591,304
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Global Investments | S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,670,494
Investment, Identifier [Axis]: Collective Trust Funds | Northern Trust Global Investments | S&P MidCap 400 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	27,275,072
Investment, Identifier [Axis]: Collective Trust Funds | Putnam Fiduciary Trust Company | Stable Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	103,660,188
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	19,995,063
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	60,293,448
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	86,298,981
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,245,805
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	74,688,059
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	74,073,774
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	73,868,234
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,568,477
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	33,800,772
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	11,687,463
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,783,475
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard | Retirement Income Trust II
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,304,487
Investment, Identifier [Axis]: Mutual Funds | BlackRock | Black Rock Equity Dividend Fund I Class
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	0
Investment, Identifier [Axis]: Mutual Funds | Calvert | U.S. Large Cap Core Responsible Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,842,934
Investment, Identifier [Axis]: Mutual Funds | Delaware | Small Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,476,037
Investment, Identifier [Axis]: Mutual Funds | Dodge & Cox | Total Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	67,089,996
Investment, Identifier [Axis]: Mutual Funds | Driehaus | Emerging Markets Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,193,112
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Small Cap Growth Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	47,225,070
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Wellington Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 50,313,821